COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Long-term Purchase Commitment [Table Text Block]
As of September 30, 2011 and 2012, capital commitments for the purchase of long-term assets are as follows:

	September 30,
	2011	2012
	RMB	RMB

Equipment	9	25,615
Plant and building construction	15,353	8,773
Technology use right	730	-
Project of gene modification	5,000	2,000

	21,092	36,388

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

As of September 30, 2012, the Company was obligated under operating leases requiring minimum rental as follows:

RMB
Year ending September 30,

2013	2,685
2014	1,504
2015	1,546
2016	1,316
2017	900
Thereafter	8,409

16,360